CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts Receivable	$ 24,904	$ 20,891
Provision for doubtful accounts net investment in direct financing and sales-type leases	146	389
Short-term Debt	206,410	160,737
Long-term Debt	1,460	1,436
Accounts Payable	5,431	10,130
Accounts Payable, Related Parties	121,955	57,586
Other Payables and Accrued Liabilities	22,023	17,146
Due to Affiliate	14,089	38,143
Customer Deposits	3,834	1,680
Taxes Payable	4,046	3,599
Long-term payables	11,831	9,857
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in shares)	1,000,000	1,000,000
Preferred Stock, Shares Issued (in shares)	0	0
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	100,000,000	100,000,000
Common Stock, Shares, Issued (in shares)	23,549,644	23,545,939
Common Stock, Shares, Outstanding (in shares)	23,549,644	23,545,939
Variable Interest Entity
Short-term Debt	154,401	124,654
Long-term Debt	0	0
Accounts Payable	1,054	93
Accounts Payable, Related Parties	119,888	44,044
Other Payables and Accrued Liabilities	13,125	10,323
Due to Affiliate	589	86
Customer Deposits	353	319
Taxes Payable	2,104	2,761
Long-term payables	$ 11,672	$ 8,955